GENERAL	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
General	GENERALFLEX LNG Ltd. ("FLEX LNG" or the "Company") is a limited liability company incorporated in Bermuda. The Company is currently listed on the Oslo and New York Stock Exchanges under the symbol "FLNG". The Company's activities are focused on seaborne transportation of liquefied natural gas ("LNG") through the ownership and operation of fuel efficient, fifth generation LNG carriers. As of December 31, 2021, the Company has 13 LNG carriers in operation (our "Fleet"). Our Fleet consists entirely of modern, next generation, large LNG carriers with two stroke engines: nine vessels with M-type Electronically Controlled Gas Injection ("MEGI"); and four vessels with Generation X Dual Fuel propulsion systems. Three of our MEGI vessels are equipped with Full Re-liquefaction Systems and four of our MEGI vessels are equipped with Partial Re-liquefaction Systems, which reduces the active boil off rates achieved.